Income Taxes (Tables)	Jul. 02, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets are as follows:

July 2, 2025
Deferred tax asset:
Organizational costs/startup expenses	$509

Total deferred tax asset	509
Valuation allowance	(509)

Deferred tax asset, net of allowance	$—